Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 157,282	$ 15,365	$ 7,638
Short-term investments	32,588	60,125	0
Receivable from related party	232	4,700	469
Unbilled receivable from related party	519	938	1,007
Prepaid expenses and other current assets	832	905	274
Total current assets	191,453	82,033	9,388
Property and equipment, net	195	142	33
Right-of-use lease assets	698	814	0
Other assets and restricted cash	116	121	30
Total assets	192,462	83,110	9,451
Current liabilities:
Accounts payable	1,369	1,167	1,359
Accrued expenses	11,197	6,608	3,993
Current portion of deferred revenue—related party	100	100	0
Current portion of lease liabilities	413	350	0
Total current liabilities	13,079	8,225	5,352
Deferred revenue—related party	745	791	0
Long-term lease liabilities	257	438	0
Total liabilities	14,081	9,454	5,352
Commitments and contingencies (Note 15)
Convertible preferred stock	0	118,024	21,348
Stockholders' equity/(deficit):
Preferred stock; par value per share – $0.001; authorized shares – 10,000,000 and none at September 30, 2023 and December 31, 2022, respectively; issued and outstanding shares – none	0	0
Common stock; par value per share—$0.001 and $0.0001 at September 30, 2023 and December 31, 2022, respectively; authorized shares – 150,000,000 and 8,722,279 at September 30, 2023 and December 31, 2022, respectively; issued and outstanding shares – 14,817,762 and 875,279 at September 30, 2023 and December 31, 2022, respectively	15	0	0
Additional paid-in capital	257,230	1,661	143
Accumulated deficit	(78,860)	(45,868)	(17,392)
Accumulated other comprehensive loss	(4)	(161)	0
Total stockholders' equity/(deficit)	178,381	(44,368)	(17,249)
Total liabilities and stockholders' equity/(deficit)	$ 192,462	83,110	9,451
Series Seed One Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock		6,436	6,436
Series Seed Two Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock		14,912	14,912
Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock		$ 96,676	$ 0